Share capital	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Share capital
12.	Share capital

(a) Common Stock

The Group has authorized an unlimited number of common shares without par value and as of June 30, 2026 and at December 31, 2025, has issued and outstanding 24,691,846 and 19,922,402 common shares, respectively.

During the year ended December 31, 2025, the Group issued 2,619,876 common shares (10,479,504 before the 4-1 reverse stock split that occurred on October 7, 2025) under Equity Line of Credit agreement with Hudson Global Ventures, LLC. for total proceeds of $23,027,502.

On October 3, 2025, the Group issued 16,825,577 common shares (67,302,300 before the 4-1 reverse stock split that occurred on October 7, 2025) for the Merge of Core Gaming as a Reverse Takeover.

All share and per-share amounts in these financial statements have been retroactively adjusted to reflect this split for all periods presented, unless otherwise noted as “pre-consolidation..”

On June 10, 2026, the Group entered into a securities purchase agreement with an institutional investor in connection with a registered direct offering of 1,969,444 common shares and pre-funded warrants to purchase up to 3,975,000 common shares. The common shares were sold at a purchase price of $0.90 per share, and the pre-funded warrants were sold at a purchase price of $0.89999 per warrant. Each pre-funded warrant is exercisable for one common share at an exercise price of $0.00001 per share and does not expire until exercised in full. The offering generated aggregate gross proceeds of approximately $5.35 million. The Group incurred placement agent fees of approximately $0.37 million and other offering costs of approximately $0.35 million in connection with the offering, resulting in net proceeds of approximately $4.63 million.

During June 2026, holders exercised a portion of the pre-funded warrants. On June 15, 2026, pre-funded warrants to purchase 1,500,000 common shares were exercised for aggregate cash proceeds of $15, and on June 29, 2026, pre-funded warrants to purchase an additional 1,300,000 common shares were exercised for aggregate cash proceeds of $13. As a result of these exercises, the Group issued an aggregate of 2,800,000 common shares during the six months ended June 30, 2026. As of June 30, 2026, pre-funded warrants to purchase 1,175,000 common shares remained outstanding, with an exercise price of $0.00001 per share.

(b) Preferred C shares

The Company is authorized to issue 2,000 shares of Series C Preferred Stock with a stated value of $1,000 per share. As of June 30, 2026 and December 31, 2025, no shares of Series C Preferred Stock were issued and outstanding.

(c) Stock Options

The Group has a shareholder-approved “rolling” stock option plan (the “Plan”) in compliance with Nasdaq policies. Under the Plan the maximum number of shares reserved for issuance may not exceed 15% of the total number of issued and outstanding common shares at the time of granting. The exercise price of each stock option shall not be less than the market price of the Group’s stock at the date of grant, less a discount of up to 25%. Options can have a maximum term of ten years and typically terminate 90 days following the termination of the optionee’s employment or engagement, except in the case of retirement or death. Vesting of options is at the discretion of the Board of Directors at the time the options are granted.

Stock options outstanding as at June 30, 2026 are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
13-Apr-22	1	1	$138,600	13-Apr-27	0.79
Total	1	1	$138,600		0.79

Restricted Share Units issued as part of the stock option plan which are outstanding as of June 30, 2026 are as follows:

Grant Date	Number of RSU’s outstanding	Number of RSU’s exercisable	Weighted Average Issue Price
9-Mar-22	4	4	519,120
13-Apr-22	2	2	554,400

RSU, June 30, 2026	6	6	530,880

(d) Agents’ Options

Agents’ options issued and outstanding as of June 30, 2026 are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
11-Jan-22	1	1	$1,275,120	11-Jan-27	0.53
31-Oct-23	24	24	$3,604	31-Oct-28	2.34
Total Agent options at June 30, 2026	25	25	$54,464		2.27